Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash	$ 29	$ 25
Investments in corporate bonds	248	283
Investments in government bonds	286	339
Total fixed-income securities	563	647
Investment in marketable securities	201	200
Other investments and private funds	328	298
Total variable-income securities	529	498
Total plan assets	1,092	1,145	$ 1,275
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	29	25
Investments in corporate bonds	248	237
Investments in government bonds	286	339
Total fixed-income securities	563	601
Investment in marketable securities	144	127
Other investments and private funds	53	44
Total variable-income securities	197	171
Total plan assets	760	772
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Investments in corporate bonds	0	46
Investments in government bonds	0	0
Total fixed-income securities	0	46
Investment in marketable securities	57	73
Other investments and private funds	31	32
Total variable-income securities	88	105
Total plan assets	88	151
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	244	222
Total variable-income securities	244	222
Total plan assets	$ 244	$ 222